Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Detail) pure in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Leadership Equity Acquisition Plan III [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 8.60
Weighted average fair value, Granted	8.60
Weighted average fair value, Vested	£ 8.60
Number of shares, Non-vested beginning balance	0.8
Number of shares, Granted	4.0
Number of shares, Vested	(4.8)
Executive Performance Share Plan [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 13.73
Weighted average fair value, Granted	13.09
Weighted average fair value, Lapsed	12.86
Weighted average fair value, Non-vested ending balance	£ 13.68
Number of shares, Non-vested beginning balance	8.0
Number of shares, Granted	2.0
Number of shares, Lapsed	(0.9)
Number of shares, Non-vested ending balance	9.1
Performance Share Awards [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 15.96
Weighted average fair value, Granted	16.81
Weighted average fair value, Lapsed	16.48
Weighted average fair value, Vested	15.04
Weighted average fair value, Non-vested ending balance	£ 16.59
Number of shares, Non-vested beginning balance	1.2
Number of shares, Granted	1.2
Number of shares, Lapsed	(0.2)
Number of shares, Vested	(0.3)
Number of shares, Non-vested ending balance	1.9
Leaders, Partners and High Potential Group [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 15.34
Weighted average fair value, Granted	12.50
Weighted average fair value, Lapsed	15.18
Weighted average fair value, Vested	12.14
Weighted average fair value, Non-vested ending balance	£ 15.02
Number of shares, Non-vested beginning balance	6.4
Number of shares, Granted	3.1
Number of shares, Lapsed	(0.7)
Number of shares, Vested	(2.0)
Number of shares, Non-vested ending balance	6.8